Transfers of financial assets and variable interest entities	6 Months Ended
Jun. 30, 2014
Transfers of financial assets and variable interest entities
25 Transfers of financial assets and variable interest entities

> Refer to “Note 26 – Transfers of financial assets and variable interest entities in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial report 2Q14 and “Note 32 – Transfers of financial assets and variable interest entities in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2013 for further information.

Transfers of financial assets
Securitizations

The following table provides the gains or losses and proceeds from the transfer of assets relating to 6M14 and 6M13 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with cash flows between the Bank and the SPEs used in any securitizations in which the Bank still has continuing involvement, regardless of when the securitization occurred.

Securitizations

in	6M14	6M13
Gains and cash flows (CHF million)
CMBS
Net gain [1]	3	1
Proceeds from transfer of assets	1,581	3,631
Servicing fees	0	0
Cash received on interests that continue to be held	53	32
RMBS
Net gain/(loss) [1]	14	2
Proceeds from transfer of assets	10,842	14,257
Purchases of previously transferred financial assets or its underlying collateral	(4)	(8)
Servicing fees	1	2
Cash received on interests that continue to be held	206	275
Other asset-backed financings
Net gain [1]	15	7
Proceeds from transfer of assets	964	553
Purchases of previously transferred financial assets or its underlying collateral [2]	0	(65)
Cash received on interests that continue to be held	4	329
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Continuing involvement in transferred financial assets

The following table provides the outstanding principal balance of assets to which the Bank continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of June 30, 2014 and December 31, 2013, regardless of when the transfer of assets occurred.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement

end of	6M14	2013
CHF million
CMBS
Principal amount outstanding	36,855	37,308
Total assets of SPE	47,837	48,715
RMBS
Principal amount outstanding	45,774	45,571
Total assets of SPE	47,591	48,741
Other asset-backed financings
Principal amount outstanding	23,632	27,854
Total assets of SPE	23,632	27,854
Principal amount outstanding relates to assets transferred from the Bank and does not include principle amounts for assets transferred from third parties.

Fair value of beneficial interests

The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Bank may utilize to hedge the inherent risks.

Key economic assumptions at the time of transfer

> Refer to “Note 27 – Financial instruments” for information on fair value hierarchy levels.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer

	6M14							6M13
at time of transfer, in			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			566				1,865			158				1,963
of which level 2			501				1,720			141				1,922
of which level 3			65				145			17				41
Weighted-average life, in years			3.6				4.6			8.9				7.0
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	1.5	–	23.0			–	[2]	6.3	–	31.0
Cash flow discount rate (rate per annum), in % [3]	1.0	–	11.0		2.0	–	17.0	1.6	–	8.2		0.0	–	45.9
Expected credit losses (rate per annum), in %	1.0	–	2.0		2.6	–	14.0	0.0	–	7.5		0.0	–	45.8
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 % thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions as of the reporting date

The following tables provide the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of June 30, 2013 and December 31, 2012.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs

	6M14											2013
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			1,297				2,761			204				1,132				2,354			284
of which non-investment grade			8				350			157				26				359			204
Weighted-average life, in years			5.4				8.5			4.7				6.5				8.6			3.7
Prepayment speed assumption (rate per annum), in % [3]			–		1.3	–	35.0			–				–		1.0	–	23.5			–
Impact on fair value from 10% adverse change			–				(31.0)			–				–				(26.6)			–
Impact on fair value from 20% adverse change			–				(61.0)			–				–				(48.6)			–
Cash flow discount rate (rate per annum), in % [4]	1.4	–	24.4		1.8	–	39.6	0.2	–	21.2		1.1	–	37.1		1.7	–	22.4	1.0	–	23.1
Impact on fair value from 10% adverse change			(20.7)				(57.3)			(2.8)				(25.5)				(65.0)			(2.4)
Impact on fair value from 20% adverse change			(40.6)				(111.5)			(5.5)				(50.0)				(124.9)			(4.9)
Expected credit losses (rate per annum), in %	0.9	–	23.6		1.3	–	38.4	1.1	–	9.7		0.2	–	36.6		0.1	–	17.3	0.7	–	21.0
Impact on fair value from 10% adverse change			(9.8)				(34.3)			(0.9)				(10.9)				(42.2)			(0.4)
Impact on fair value from 20% adverse change			(19.6)				(67.3)			(1.7)				(21.5)				(79.6)			(0.7)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 % thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

4 The rate was based on the weighted-average yield on the beneficial interests.

Secured borrowings

The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of June 30, 2014 and December 31, 2013.

> Refer to “Note 27 – Assets pledged and collateral” for information on assets pledged or assigned.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved

end of	6M14	2013
CHF million
CMBS
Other assets	244	432
Liability to SPE, included in Other liabilities	(244)	(432)
Other asset-backed financings
Trading assets	165	216
Other assets	162	157
Liability to SPE, included in Other liabilities	(327)	(373)

Variable interest entities
Consolidated VIEs

The consolidated variable interest entities (VIEs) tables provide the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of June 30, 2014 and December 31, 2013.

Consolidated VIEs in which the Bank was the primary beneficiary

			Financial intermediation
end of	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
6M14 (CHF million)
Cash and due from banks	619	0	50	113	100	34	916
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	1,224	0	0	0	0	1,224
Trading assets	768	51	0	1,507	731	382	3,439
Investment securities	0	59	0	0	0	0	59
Other investments	0	0	0	46	1,489	393	1,928
Net loans	0	579	876	0	18	535	2,008
Premises and equipment	0	0	0	0	392	72	464
Other assets	6,881	1,639	3,424	3	227	1,639	13,813
of which loans held-for-sale	6,843	0	2,245	0	54	0	9,142
Total assets of consolidated VIEs	8,268	3,552	4,350	1,669	2,957	3,055	23,851
Customer deposits	0	0	0	0	0	269	269
Trading liabilities	6	0	0	0	7	3	16
Short-term borrowings	0	8,733	0	0	0	0	8,733
Long-term debt	8,260	21	2,796	327	87	366	11,857
Other liabilities	24	40	196	19	153	426	858
Total liabilities of consolidated VIEs	8,290	8,794	2,992	346	247	1,064	21,733
2013 (CHF million)
Cash and due from banks	702	1	2	100	87	60	952
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	1,959	0	0	0	0	1,959
Trading assets	869	51	3	1,687	665	335	3,610
Investment securities	0	100	0	0	0	0	100
Other investments	0	0	0	0	1,491	492	1,983
Net loans	0	2,012	885	0	779	531	4,207
Premises and equipment	0	0	0	0	415	66	481
Other assets	7,516	1,473	3,353	0	307	1,680	14,329
of which loans held-for-sale	7,479	0	3,093	0	56	0	10,628
Total assets of consolidated VIEs	9,087	5,596	4,243	1,787	3,744	3,164	27,621
Customer deposits	0	0	0	0	0	265	265
Trading liabilities	9	0	0	0	8	76	93
Short-term borrowings	0	4,280	0	7	0	(1)	4,286
Long-term debt	9,067	17	3,187	179	93	449	12,992
Other liabilities	34	16	67	2	152	439	710
Total liabilities of consolidated VIEs	9,110	4,313	3,254	188	253	1,228	18,346

Non-consolidated VIEs

Non-consolidated VIE assets are related to the non-consolidated VIEs with which the Bank has variable interests. These amounts represent the assets of the entities themselves and are typically unrelated to the exposures the Bank has with the entity and thus are not amounts that are considered for risk management purposes.

Non-consolidated VIEs

		Financial intermediation
end of	CDO	Securi- tizations	Funds	Loans	Other	Total
6M14 (CHF million)
Trading assets	141	5,071	1,322	575	613	7,722
Net loans	174	717	2,758	1,682	1,128	6,459
Other assets	0	4	30	0	187	221
Total variable interest assets	315	5,792	4,110	2,257	1,928	14,402
Maximum exposure to loss	1,417	9,674	4,273	6,284	2,017	23,665
Non-consolidated VIE assets	9,140	96,746	64,524	27,684	8,141	206,235
2013 (CHF million)
Trading assets	183	4,920	979	725	713	7,520
Net loans	2	613	2,712	2,856	1,282	7,465
Other assets	0	0	47	0	6	53
Total variable interest assets	185	5,533	3,738	3,581	2,001	15,038
Maximum exposure to loss	186	7,496	3,926	7,433	2,090	21,131
Non-consolidated VIE assets	10,211	101,524	55,509	31,144	8,525	206,913